Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND, INC.
Entity Central Index Key	0001608530
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000144520
Shareholder Report [Line Items]
Fund Name	Intermediate Tax-Free High Yield Fund
Class Name	Investor Class
Trading Symbol	PRIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Tax-Free High Yield Fund (the "fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Tax-Free High Yield Fund - Investor Class	$49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and a resumption of Federal Reserve rate cuts. Municipal bonds also benefited from higher coupon income, a solid fundamental backdrop, and strong demand that offset headwinds from a second consecutive year of record-setting bond issuance.

  Compared with the Bloomberg 65% High-Grade/35% High Yield Intermediate Competitive (1-17 Year) Index, security selection within the revenue-backed sector was a significant contributor to performance, particularly within the industrial revenue, other transportation, and continuing care/assisted living subsectors. An overweight to continuing care/assisted living revenue bonds also added value.

  Conversely, allocations at the broad sector level detracted from relative performance, due to the portfolio’s underweight to general obligation bonds and overweight to revenue-backed debt. Within the revenue sector, an overweight to industrial revenue/pollution control revenue bonds hampered performance.

  The fund seeks to provide a high level of income exempt from federal income taxes and generally focuses on higher-yielding municipal bonds, including those that are rated below investment grade. The portfolio maintained an overweight to revenue-backed bonds during the period, with notable allocations to continuing care/assisted living, industrial revenue/pollution control, other education, and student housing revenue bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,182	10,133	10,117
2016	10,353	10,369	10,329
2016	9,898	10,040	9,832
2017	10,078	10,142	10,056
2017	10,346	10,293	10,262
2017	10,476	10,420	10,392
2017	10,477	10,363	10,296
2018	10,489	10,193	10,304
2018	10,592	10,254	10,476
2018	10,669	10,310	10,589
2018	10,622	10,224	10,602
2019	10,845	10,516	10,854
2019	11,161	10,911	11,159
2019	11,422	11,359	11,440
2019	11,406	11,327	11,439
2020	11,703	11,744	11,788
2020	11,013	11,938	11,386
2020	11,433	12,094	11,695
2020	11,586	12,152	11,851
2021	11,774	11,907	11,942
2021	12,063	11,890	12,151
2021	12,251	12,084	12,290
2021	12,239	12,012	12,274
2022	11,939	11,592	12,001
2022	11,421	10,912	11,581
2022	11,309	10,693	11,533
2022	11,143	10,469	11,476
2023	11,260	10,465	11,592
2023	11,402	10,678	11,696
2023	11,411	10,565	11,753
2023	11,559	10,593	11,978
2024	11,867	10,813	12,218
2024	11,889	10,818	12,131
2024	12,269	11,336	12,519
2024	12,414	11,321	12,633
2025	12,518	11,441	12,725
2025	12,381	11,408	12,556
2025	12,615	11,691	12,728
2025	12,996	11,967	13,066
2026	13,346	12,158	13,374

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Intermediate Tax-Free High Yield Fund (Investor Class)	6.62%	2.54%	2.93%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	6.26	0.42	1.97
Bloomberg 65% High-Grade/35% High Yield Intermediate Competitive (1-17 Year) Index (Strategy Benchmark)	5.10	2.29	2.95

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 184,278,000
Holdings Count | Holding	551
Advisory Fees Paid, Amount	$ 105,000
InvestmentCompanyPortfolioTurnover	11.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$184,278 Number of Portfolio Holdings551
Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Florida	8.9%
Puerto Rico	8.4
Texas	7.6
Maryland	6.3
Wisconsin	5.6
Georgia	5.2
New Jersey	4.4
New York	4.2
Illinois	3.7
Other	45.7

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	20.5%
Transportation	12.2
Education	10.7
Housing	9.4
Special Tax	8.9
Industrial & Pollution Control	7.5
General Obligations - State	3.6
General Obligations - Local	2.7
Leasing	1.7
Other	22.8

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Intermediate Tax-Free High Yield Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Intermediate High Yield Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000193185
Shareholder Report [Line Items]
Fund Name	Intermediate Tax-Free High Yield Fund
Class Name	I Class
Trading Symbol	TFHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Tax-Free High Yield Fund (the "fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Tax-Free High Yield Fund - I Class	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and a resumption of Federal Reserve rate cuts. Municipal bonds also benefited from higher coupon income, a solid fundamental backdrop, and strong demand that offset headwinds from a second consecutive year of record-setting bond issuance.

  Compared with the Bloomberg 65% High-Grade/35% High Yield Intermediate Competitive (1-17 Year) Index, security selection within the revenue-backed sector was a significant contributor to performance, particularly within the industrial revenue, other transportation, and continuing care/assisted living subsectors. An overweight to continuing care/assisted living revenue bonds also added value.

  Conversely, allocations at the broad sector level detracted from relative performance, due to the portfolio’s underweight to general obligation bonds and overweight to revenue-backed debt. Within the revenue sector, an overweight to industrial revenue/pollution control revenue bonds hampered performance.

  The fund seeks to provide a high level of income exempt from federal income taxes and generally focuses on higher-yielding municipal bonds, including those that are rated below investment grade. The portfolio maintained an overweight to revenue-backed bonds during the period, with notable allocations to continuing care/assisted living, industrial revenue/pollution control, other education, and student housing revenue bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
7/6/17	500,000	500,000	500,000
8/31/17	507,089	508,001	508,182
11/30/17	507,410	505,225	503,446
2/28/18	508,721	496,943	503,861
5/31/18	513,517	499,953	512,278
8/31/18	517,507	502,670	517,803
11/30/18	515,330	498,444	518,423
2/28/19	526,269	512,695	530,731
5/31/19	541,662	531,952	545,666
8/31/19	554,432	553,804	559,390
11/30/19	553,732	552,233	559,346
2/29/20	568,231	572,591	576,399
5/31/20	534,792	582,038	556,751
8/31/20	555,285	589,654	571,856
11/30/20	562,774	592,456	579,511
2/28/21	571,963	580,513	583,947
5/31/21	586,099	579,681	594,160
8/31/21	595,329	589,157	600,981
11/30/21	594,848	585,623	600,197
2/28/22	580,328	565,164	586,815
5/31/22	555,196	532,020	566,323
8/31/22	549,813	521,310	563,934
11/30/22	541,797	510,431	561,144
2/28/23	546,967	510,219	566,854
5/31/23	553,918	520,619	571,902
8/31/23	555,040	515,090	574,694
11/30/23	561,688	516,453	585,691
2/29/24	577,307	527,195	597,454
5/31/24	578,449	527,416	593,209
8/31/24	596,392	552,674	612,164
11/30/24	603,520	551,960	617,727
2/28/25	608,653	557,816	622,228
5/31/25	602,037	556,207	613,957
8/31/25	614,148	570,007	622,401
11/30/25	632,763	583,428	638,910
2/28/26	649,249	592,738	653,990

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 7/6/17
Intermediate Tax-Free High Yield Fund (I Class)	6.67%	2.57%	3.07%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	6.26	0.42	1.99
Bloomberg 65% High-Grade/35% High Yield Intermediate Competitive (1-17 Year) Index (Strategy Benchmark)	5.10	2.29	3.15

Performance Inception Date	Jul. 06, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 184,278,000
Holdings Count | Holding	551
Advisory Fees Paid, Amount	$ 105,000
InvestmentCompanyPortfolioTurnover	11.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$184,278 Number of Portfolio Holdings551
Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
Florida	8.9%
Puerto Rico	8.4
Texas	7.6
Maryland	6.3
Wisconsin	5.6
Georgia	5.2
New Jersey	4.4
New York	4.2
Illinois	3.7
Other	45.7

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	20.5%
Transportation	12.2
Education	10.7
Housing	9.4
Special Tax	8.9
Industrial & Pollution Control	7.5
General Obligations - State	3.6
General Obligations - Local	2.7
Leasing	1.7
Other	22.8

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Intermediate Tax-Free High Yield Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Intermediate High Yield Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless